Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions
As at June 30, 2018, the Company was committed to the following interest rate swap agreements:

	Interest Rate	Notional Amount	Fair Value / Carrying Amount of Asset	Remaining Term	Fixed Interest Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	115,703	1,915	2.5	1.46
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	4,566	2.5	1.55
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	2,010	2.5	1.16

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of June 30, 2018, ranged from 0.30% to 2.75%.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative asset	Derivative asset	Accounts receivables (Accrued liabilities)	Current portion of derivative liability
	$	$	$	$
As at June 30, 2018
Interest rate swap agreements	2,694	5,797	389	—
Forward freight agreements	34	—	(8)	(16)
	2,728	5,797	381	(16)

As at December 31, 2017
Interest rate swap agreements	1,016	4,226	(39)	—
	1,016	4,226	(39)	—

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized gains (losses) relating to the interest rate swaps, stock purchase warrant, time-charter swap and freight forward agreements are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of loss as follows:

	Three Months Ended			Three Months Ended
	June 30, 2018			June 30, 2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized (losses) gains	Unrealized losses	Total
	$	$	$	$	$	$
Interest rate swap agreements	674	426	1,100	(301)	(1,101)	(1,402)
Stock purchase warrant	—	—	—	—	(166)	(166)
Time-charter swap agreement	—	—	—	360	(402)	(42)
Forward freight agreements	(18)	34	16	80	(30)	50
	656	460	1,116	139	(1,699)	(1,560)

	Six Months Ended			Six Months Ended
	June 30, 2018			June 30, 2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized (losses) gains	Unrealized losses	Total
	$	$	$	$	$	$
Interest rate swap agreements	864	3,249	4,113	(740)	(399)	(1,139)
Stock purchase warrant	—	—	—	—	(287)	(287)
Time-charter swap agreement	—	—	—	1,106	(875)	231
Forward freight agreements	(18)	34	16	113	(17)	96
	846	3,283	4,129	479	(1,578)	(1,099)